Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.78%
Aerospace & Defense–2.84%
Lockheed Martin Corp.	86,188	$38,471,738
Northrop Grumman Corp.	37,486	16,681,270
RTX Corp.	578,236	50,844,291
		105,997,299
Air Freight & Logistics–1.38%
United Parcel Service, Inc., Class B	276,532	51,747,433
Asset Management & Custody Banks–2.16%
BlackRock, Inc.	52,643	38,895,280
State Street Corp.	575,815	41,712,039
		80,607,319
Automobile Manufacturers–0.91%
Bayerische Motoren Werke AG (Germany)	278,094	33,899,184
Building Products–1.23%
Trane Technologies PLC	230,697	46,010,210
Cable & Satellite–2.21%
Comcast Corp., Class A	1,827,528	82,713,917
Construction Machinery & Heavy Transportation Equipment– 1.35%
Caterpillar, Inc.	190,831	50,602,656
Consumer Staples Merchandise Retail–4.04%
Target Corp.	396,587	54,122,228
Walmart, Inc.	606,101	96,891,306
		151,013,534
Diversified Banks–6.28%
Bank of America Corp.	2,938,066	94,018,112
Fifth Third Bancorp	1,456,349	42,379,756
JPMorgan Chase & Co.	623,229	98,445,253
		234,843,121
Electric Utilities–0.92%
Entergy Corp.	335,914	34,498,368
Electrical Components & Equipment–2.07%
ABB Ltd. (Switzerland)	989,488	39,594,190
Emerson Electric Co.	413,137	37,740,065
		77,334,255
Electronic Manufacturing Services–0.93%
TE Connectivity Ltd.	242,367	34,777,241
Financial Exchanges & Data–1.73%
CME Group, Inc., Class A	324,508	64,564,112
Food Distributors–1.23%
Sysco Corp.(b)	604,125	46,100,779
Gas Utilities–0.93%
National Fuel Gas Co.	656,904	34,888,171
Shares		Value
Gold–0.62%
Newmont Corp.	541,643	$23,247,318
Health Care Equipment–5.68%
Baxter International, Inc.(b)	598,263	27,059,435
Becton, Dickinson and Co.	297,888	82,997,555
Medtronic PLC	733,238	64,348,967
Zimmer Biomet Holdings, Inc.	275,335	38,037,530
		212,443,487
Health Care Services–2.22%
CVS Health Corp.	1,113,519	83,168,734
Heavy Electrical Equipment–0.00%
Accelleron Industries AG (Switzerland)	1	26
Home Improvement Retail–1.49%
Lowe’s Cos., Inc.	237,123	55,550,805
Human Resource & Employment Services–0.62%
Automatic Data Processing, Inc.	93,605	23,144,772
Industrial Machinery & Supplies & Components–1.55%
Parker-Hannifin Corp.	141,660	58,082,017
Integrated Oil & Gas–6.74%
Chevron Corp.	582,420	95,318,857
Exxon Mobil Corp.	1,461,418	156,722,466
		252,041,323
Integrated Telecommunication Services–1.48%
Deutsche Telekom AG (Germany)	2,539,844	55,406,418
Investment Banking & Brokerage–1.47%
Charles Schwab Corp. (The)	831,625	54,970,412
IT Consulting & Other Services–2.55%
Accenture PLC, Class A	165,907	52,484,680
International Business Machines Corp.	297,984	42,963,333
		95,448,013
Managed Health Care–1.49%
UnitedHealth Group, Inc.	109,765	55,581,703
Multi-line Insurance–1.76%
Hartford Financial Services Group, Inc. (The)	916,372	65,868,819
Multi-Utilities–3.08%
Dominion Energy, Inc.	690,798	36,992,233
Public Service Enterprise Group, Inc.	1,236,724	78,062,019
		115,054,252
Oil & Gas Exploration & Production–2.10%
ConocoPhillips	668,473	78,692,642
Oil & Gas Storage & Transportation–0.94%
Enbridge, Inc. (Canada)	956,022	35,148,028
Packaged Foods & Meats–2.46%
Kraft Heinz Co. (The)	933,781	33,784,197

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Packaged Foods & Meats–(continued)
Nestle S.A. (Switzerland)	474,158	$58,242,428
		92,026,625
Paper & Plastic Packaging Products & Materials–0.64%
Sonoco Products Co.	410,222	24,055,418
Pharmaceuticals–7.77%
AstraZeneca PLC (United Kingdom)	404,080	57,971,290
Johnson & Johnson	748,764	125,440,433
Merck & Co., Inc.	1,005,718	107,259,825
		290,671,548
Property & Casualty Insurance–3.29%
Chubb Ltd.	374,968	76,647,208
Travelers Cos., Inc. (The)	267,975	46,255,165
		122,902,373
Rail Transportation–1.64%
Union Pacific Corp.	263,614	61,163,720
Regional Banks–1.37%
M&T Bank Corp.	367,308	51,371,697
Restaurants–3.33%
McDonald’s Corp.	274,625	80,520,050
Starbucks Corp.	431,725	43,850,308
		124,370,358
Semiconductor Materials & Equipment–1.06%
Lam Research Corp.	55,356	39,772,732
Semiconductors–3.17%
Analog Devices, Inc.	297,218	59,303,908
Broadcom, Inc.	20,934	18,812,339
Microchip Technology, Inc.(b)	430,667	40,456,858
		118,573,105
Soft Drinks & Non-alcoholic Beverages–1.98%
Coca-Cola Co. (The)	1,193,569	73,917,728
Specialty Chemicals–2.21%
DuPont de Nemours, Inc.	498,745	38,717,574
PPG Industries, Inc.	304,791	43,859,425
		82,576,999
Shares		Value
Systems Software–2.11%
Microsoft Corp.	234,410	$78,743,007
Telecom Tower REITs–0.84%
Crown Castle, Inc.	288,889	31,283,790
Timber REITs–1.12%
Weyerhaeuser Co.(b)	1,233,317	42,006,777
Tobacco–1.79%
Philip Morris International, Inc.	672,812	67,092,813
Total Common Stocks & Other Equity Interests (Cost $2,869,312,844)		3,693,975,058
Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)	21,946,460	21,946,460
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)	15,664,068	15,665,635
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)	25,081,668	25,081,668
Total Money Market Funds (Cost $62,694,030)		62,693,763
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $2,932,006,874)		3,756,668,821
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 5.24%(c)(d)(e)	6,262,207	6,262,207
Invesco Private Prime Fund, 5.38%(c)(d)(e)	16,102,817	16,102,817
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,364,871)		22,365,024
TOTAL INVESTMENTS IN SECURITIES–101.05% (Cost $2,954,371,745)		3,779,033,845
OTHER ASSETS LESS LIABILITIES—(1.05)%		(39,398,036)
NET ASSETS–100.00%		$3,739,635,809
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,324,600	$52,143,511	$(69,521,651)	$-	$-	$21,946,460	$591,735
Invesco Liquid Assets Portfolio, Institutional Class	28,085,718	37,245,364	(49,658,321)	(628)	(6,498)	15,665,635	429,781
Invesco Treasury Portfolio, Institutional Class	44,942,400	59,592,584	(79,453,316)	-	-	25,081,668	673,934
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,609,123	$80,011,330	$(100,358,246)	$-	$-	$6,262,207	$122,499*
Invesco Private Prime Fund	68,423,459	209,627,303	(261,941,283)	153	(6,815)	16,102,817	337,107*
Total	$207,385,300	$438,620,092	$(560,932,817)	$(475)	$(13,313)	$85,058,787	$2,155,056

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,448,861,522	$245,113,536	$—	$3,693,975,058
Money Market Funds	62,693,763	22,365,024	—	85,058,787
Total Investments	$3,511,555,285	$267,478,560	$—	$3,779,033,845
Invesco Dividend Income Fund